Other Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Net unrealized gains on securities: Balance, Beginning of Period	$ 1,147	$ 423
Unrealized holding gains arising during period, pre-tax	877	1,631
Unrealized holding gains arising during period, tax	315	627
Unrealized holding gains arising during period, after-tax	562	1,004
Less: Reclassification adjustment for gains included in net income, pre-tax	566	421
Less: Reclassification adjustment for gains included in net income, tax	190	141
Less: Reclassification adjustment for gains included in net income	376	280
Net unrealized gains on securities arising during period, pre-tax	311	1,210
Net unrealized gains on securities arising during period, tax	125	486
Net unrealized gains on securities arising during the period, after-tax	186	724
Net unrealized gains on securities: Balance, End of Period	1,333	1,147
Net unrealized gains (losses) on cash flow hedges: Balance, Beginning of Period	(26)	(300)
Unrealized holding gains on cash flow hedges arising during the period, pre-tax	43	456
Unrealized holding gains on cash flow hedges arising during the period, tax	17	182
Unrealized holding gains on cash flow hedges arising during the period, after-tax	26	274
Net unrealized gains (losses) on cash flow hedges: Balance, End of Period		(26)
Accumulated other comprehensive income, net of tax	$ 1,333	$ 1,121